Significant Accounting Policies - Schedule of Subsidiaries Consolidated Financial Statements (Details) (Parenthetical) - Integer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SignificantAccountingPracticesLineItems [Line Items]
Ownership percentage		50.00%
Pebble Project [Member]
SignificantAccountingPracticesLineItems [Line Items]
Number of mineral claims (pebble west claims corporation & pebble east claims corporation)	2,402
Canada Inc [Member]
SignificantAccountingPracticesLineItems [Line Items]
Ownership percentage	100.00%
Canada Inc [Member] | Northern Dynasty Partnership [Member]
SignificantAccountingPracticesLineItems [Line Items]
Ownership percentage	20.00%
Remaining ownership interest percentage	80.00%